Segmented Information - Schedule of Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets
Revenues	$ 14,070	$ 10,724
Property, plant and equipment	11,686	11,323
Long-term	281	311
Canada
Revenues from External Customers and Long-Lived Assets
Revenues	8,915	6,420
Property, plant and equipment	2,930	3,109
Long-term	212	239
United States
Revenues from External Customers and Long-Lived Assets
Revenues	5,155	4,304
Property, plant and equipment	8,756	8,214
Long-term	$ 69	$ 72